Debt - Schedule of Long Term Debt (Details) (Parenthetical)	Feb. 28, 2017	Mar. 23, 2016	Sep. 24, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Long Term Debt One [Member]
Debt instrument maturity date		Mar. 22, 2021
Debt instrument interest rate				4.22%	4.22%	4.39%
Long Term Debt Two [Member]
Debt instrument maturity date	Feb. 28, 2022
Debt instrument interest rate	2.65%
Long Term Debt Three [Member]
Debt instrument maturity date			Sep. 24, 2018
Debt instrument interest rate					6.08%	5.90%
Long Term Debt Three [Member] | 2018 [Member]
Debt instrument interest rate				6.06%